OPERATING LEASES - LESSEE	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Operating Leases - Lessee
OPERATING LEASES - LESSEE

10. OPERATING LEASES - LESSEE

The Company has an operating lease for office space, with a term of 5 years. As of September 30, 2024, the Company did not have any additional material operating leases that were entered into, but not yet commenced.

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the

Consolidated Balance Sheets was as follows:

September 30,
2024

Remaining nine months ending June 30, 2025	$66,946
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	280,867
Present value adjustment	(26,887)
Total operating lease liabilities	$253,980

As of September 30, 2024, the total operating lease liability amount of $253,980 consists of current and long-term portion of operating lease liabilities of $89,261 and $164,720 respectively.

Operating lease costs were $21,963 and $87,850.64 for the three months ended September 30, 2024 and the year ended June 30, 2024, respectively.

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s operating leases as of September 30, 2024:

September 30, 2024

Weighted-average remaining lease term, years	3.1
Weighted-average discount rate, %	7.0%

6. OPERATING LEASES - LESSEE

The Company has an operating lease for office space, with a term of 5 years. As of June 30, 2024, the Company did not have any additional material operating leases that were entered into, but not yet commenced.

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the Consolidated Balance Sheets was as follows:

June 30, 2024

2025	89,003
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	302,924
Present value adjustment	(31,272)
Total operating lease liabilities	$271,652

The total operating lease liability amount consists of current and long-term portion of operating lease liabilities of $89,003 and $182,649, respectively.